As filed with the Securities and Exchange Commission on March 22, 2018

Securities Act File No. 333-116212

Investment Company Act File No. 811-21589

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 48	☒
(Check appropriate box or boxes)

Credit Suisse Commodity Strategy Funds

(Exact Name of Registrant as Specified in Charter)

One Madison Avenue, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 325-2000

Karen Regan

Credit Suisse Commodity Strategy Funds

One Madison Avenue

New York, New York 10010

(Name and Address of Agent for Service)

Copy to:
Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

It is proposed that this filing will become effective (check appropriate box)

☐                      immediately upon filing pursuant to paragraph (b)

☒                    on April 20, 2018 pursuant to paragraph (b)

☐                      60 days after filing pursuant to paragraph (a)(1)

☐                      on (date) pursuant to paragraph (a)(1)

☐                      75 days after filing pursuant to paragraph (a)(2)

☐                      on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 45 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 48 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Credit Suisse Commodity Strategy Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until April 20, 2018, the effectiveness of the registration statement for Credit Suisse Commodity ACCESS Strategy Fund and Credit Suisse Commodity Return Strategy Fund, filed in Post-Effective Amendment No. 27 on January 20, 2017, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 45 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Credit Suisse Commodity Strategy Funds (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 22nd day of March, 2018.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

By:	/s/ John G. Popp
John G. Popp
Chief Executive Officer and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ John G. Popp	Trustee, Chief Executive Officer and President	March 22, 2018
John G. Popp

/s/ Laurie Pecha	Chief Financial Officer	March 22, 2018
Laurie Pecha

/s/ Steven N. Rappaport	Chairman of the Board	March 22, 2018
Steven N. Rappaport

/s/ Laura A. DeFelice	Trustee	March 22, 2018
Laura A. DeFelice

/s/ Jeffrey E. Garten	Trustee	March 22, 2018
Jeffrey E. Garten

/s/ Mahendra R. Gupta	Trustee	March 22, 2018
Mahendra R. Gupta

Credit Suisse Cayman Commodity ACCESS Strategy Fund, Ltd has duly caused this Registration Statement of Credit Suisse Commodity Strategy Funds, on behalf of its series, Credit Suisse Commodity ACCESS Strategy Fund, with respect only to information that specifically relates to Credit Suisse Cayman Commodity ACCESS Strategy Fund, Ltd, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 22nd day of March, 2018.

CREDIT SUISSE CAYMAN COMMODITY ACCESS STRATEGY FUND, LTD

By:	/s/ John G. Popp
John G. Popp
Director

This Registration Statement of Credit Suisse Commodity Strategy Funds, on behalf of its series, Credit Suisse Commodity ACCESS Strategy Fund, with respect only to information that specifically relates to Credit Suisse Cayman Commodity ACCESS Strategy Fund, Ltd, has been signed below by the following persons in the capacities on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ John G. Popp	Director, Credit Suisse Cayman	March 22, 2018
John G. Popp	Commodity ACCESS Strategy Fund, Ltd

/s/ Mark Barres	Director, Credit Suisse Cayman	March 22, 2018
Mark Barres	Commodity ACCESS Strategy Fund, Ltd

Credit Suisse Cayman Commodity Fund I, Ltd has duly caused this Registration Statement of Credit Suisse Commodity Strategy Funds, on behalf of its series, Credit Suisse Commodity Return Strategy Fund, with respect only to information that specifically relates to Credit Suisse Cayman Commodity Fund I, Ltd, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 22nd day of March, 2018.

CREDIT SUISSE CAYMAN COMMODITY FUND I, LTD

By:	/s/ John G. Popp
John G. Popp
Director

This Registration Statement of Credit Suisse Commodity Strategy Funds, on behalf of its series, Credit Suisse Commodity Return Strategy Fund, with respect only to information that specifically relates to Credit Suisse Cayman Commodity Fund I, Ltd, has been signed below by the following persons in the capacities on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ John G. Popp	Director, Credit Suisse Cayman	March 22, 2018
John G. Popp	Commodity Fund I, Ltd

/s/ Mark Barres	Director, Credit Suisse Cayman	March 22, 2018
Mark Barres	Commodity Fund I, Ltd